Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	€ 17,466	€ 23,813
IFRS Group Equity	19,616	26,372	€ 25,762	€ 24,661
Eligible Own Funds	18,830	19,431
DNB Bank ASA [Member]
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	17,466	23,813
IFRS adjustments for Other Equity instruments and non controlling interests	2,150	2,559
IFRS Group Equity	19,616	26,372
Solvency II revaluations and reclassifications	(1,654)	(9,096)
Transferability restrictions	(1,861)	(1,772)
Excess of Assets over Liabilities	16,101	15,504
Availability adjustments	2,984	4,020
Tiering restrictions	(146)	0
Fungibility adjustments	(109)	(93)
Eligible Own Funds	€ 18,830	€ 19,431